Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 10 — Intangible assets, net

Intangible assets, net consist of the following:

	As of December 31,
	2025	2024

Capitalized development costs (1)	$13,385,407	$11,995,622
Purchased software	401,485	384,643
Software from business combinations	38,463,677	43,184,301
Subtotal	52,250,569	55,564,566
Less: accumulated amortization	(15,459,435)	(15,877,444)
Impairment of software from business combinations	(30,694,316)	(28,614,264)
Intangible assets, net	$6,096,818	$11,072,858

(1)	The Group capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.

Amortization expense for the years ended December 31, 2025, 2024 and 2023 amounted to $2,073,173, $5,633,344 and $5,004,968, respectively.